As filed with the Securities and Exchange Commission on June 27, 2008

1933 Act No.333-149134

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/
Pre-Effective Amendment No. /_/
Post-Effective Amendment No. 2 /X/

(Check appropriate box or boxes)

ABERDEEN FUNDS
(Exact Name of Registrant as Specified in Charter)

5 Tower Bridge
300 Barr Harbor Drive, Suite 300
West Conshohocken, PA 19428
(Address of Principal Executive Offices) (Zip Code)

(610) 238-3600
(Registrant's Telephone Number, including Area Code)

Lucia Sitar, Esquire
c/o Aberdeen Asset Management Inc
1735 Market Street, 37th Floor
Philadelphia, PA 19103

(Name and Address of Agent for Service of Process)

With Copies to:

Barbara A. Nugent, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

An indefinite amount of Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

I # 336026 v.2

The Form N-14 cross reference sheet, President’s letter to Shareholders of Nationwide Mutual Funds, Important Shareholder Information for Shareholders of Nationwide Mutual Funds, Notice of Special Meeting of Shareholders of Nationwide Mutual Funds, Questions and Answers for Shareholders of Nationwide Mutual Funds, the Combined Proxy Statement/Prospectus dated March 14, 2008, including Exhibits A, B and C thereto and the Statement of Additional Information dated March 14, 2008, relating to the acquisition of Aberdeen Funds (“Registrant”) of certain Nationwide Mutual Funds are incorporated by reference to Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission (“SEC”) on March 13, 2008 (Accession No. 0001104659-08-017390).

PART C: OTHER INFORMATION

Item 15.  Indemnification

(a) Article VII, Section 2 of the Registrant’s Agreement and Declaration of Trust (“Trust Declaration”) provides that the Registrant (the “Trust”), out of the Trust Property, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or trustee’s performance of his or her duties as an officer or trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Trust whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted. Nothing in the Trust Declaration shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office (such conduct referred to herein as “Disqualifying Conduct”).

For the purpose of this indemnification and limitation of liability, “Agent” means any person who is or was a trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or other agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise; “Proceeding” means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative. To the fullest extent that limitations on the liability of Agents are permitted by the Delaware Statutory Trust Act, as amended, and other applicable law, the Agents shall not be responsible or liable in any event for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter of the Trust. No amendment or repeal of Article VII of the Trust Declaration regarding indemnification shall adversely affect any right or protection of an Agent that exists at the time of such amendment or repeal.

(b) The Registrant’s Trust Declaration provides that to the fullest extent permitted by applicable law, the officers and Trustees shall be entitled and have the authority to purchase with Trust Property, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which such Person becomes involved by virtue of such Person’s capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify such Person against such liability under the provisions of Article VII of the Trust Declaration.

(c) In addition, indemnification against certain liabilities of the Registrant’s trustees and officers and the Registrant’s sub-advisers, administrator, principal underwriter and custodian are provided in: (1) Section 7(b) of the Investment Advisory Agreement between the Registrant and Aberdeen Asset Management Inc. (“AAMI”) (2) Section 10(b) of the Sub-Advisory Agreements among the Registrant, AAMI and each of the following sub-advisers; (a) Credit Suisse Asset Management, LLC; (b) Gartmore Global Partners; (c) Security Investors, LLC; (d) NorthPointe Capital LLC; (e) Aberdeen Asset Management Asia Limited and (f) Aberdeen Asset Management Investment Services Limited; (3) Section 9(a) and (b) of the Underwriting Agreement between the Registrant and Aberdeen Fund Distributors LLC; (4) Section 10(a) and (b) of the Services Agreement between the Registrant and Citi Fund Services Ohio, Inc.; and (5) Section 7.1(c) of the Global Custody Agreement between the Registrant and JP Morgan Chase Bank, N.A. Generally, such indemnification does not apply to any liabilities by reason of willful misfeasance, bad faith or gross negligence and reckless disregard of duties. These Agreements are incorporated herein by references to Items 16(6)(a), (6)(b), (6)(c), (6)(d), (6)(e), (6)(f), (6)(g), (7), (9), (13)(a), and (13)(b).

Item 16.  Exhibits

1.	(a)	Amended and Restated Agreement and Declaration of Trust of Registrant is incorporated by reference to Exhibit No. EX-99.a.1. of Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (Accession No. 0001104659-08-017390)(“Post- Effective Amendment No. 1”.)

(1) Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust of Registrant is incorporated by reference to Exhibit EX-99.a.1.a. of Registrant’s Post-Effective Amendment No. 2 on Form N- 1A (Accession No. 0001193125-08-138324) (“Post-Effective Amendment No. 2.”)

	(b)	Certificate of Trust of Registrant, as filed with the Office of the Secretary of State of the State of Delaware on September 27, 2007, is incorporated by reference to Exhibit No. EX-99.a.2. of the Registrant’s initial Registration Statement on Form N-1A (Accession No. 0001137439-07-000471).

2.		Amended and Restated By-Laws of Registrant are incorporated by reference to Exhibit No. EX-99.b. of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (Accession No. 0001386893-08-000026) (“Pre-Effective Amendment No. 1.”)

3.		Not Applicable.

4.		Agreement and Plan of Reorganization is incorporated by reference to Exhibit A to Registrant’s Post-Effective Amendment No. 1.

5.	(a)	See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of Registrant’s Amended and Restated Agreement and Declaration of Trust incorporated by reference to Exhibit No. EX-99.a.1. of Post-Effective Amendment No. 1.

	(b)	See Article II, “Meetings of Shareholders,” of Registrant’s Amended and Restated By- Laws incorporated by reference to Exhibit No. EX-99.b. of Pre-Effective Amendment No. 1.

6.	(a)	Investment Advisory Agreement between Registrant and Aberdeen Asset Management Inc. (“AAMI”) is incorporated by reference to Exhibit No. EX-99.d.1. of Post-Effective Amendment No. 2.

	(b)	Subadvisory Agreement between AAMI and Gartmore Global Partners is incorporated by reference to Exhibit No. EX-99.d.2. of Post-Effective Amendment No. 2.

	(c)	Subadvisory Agreement between AAMI and NorthPointe Capital LLC is incorporated by reference to Exhibit No. EX-99.d.3. of Post-Effective Amendment No. 2.

	(d)	Subadvisory Agreement between AAMI and Credit Suisse Asset Management, LLC is incorporated by reference to Exhibit No. EX-99.d.4. of Post-Effective Amendment No. 2.

	(e)	Subadvisory Agreement between AAMI and Security Investors, LLC is incorporated by reference to Exhibit No. EX-99.d.5. of Post-Effective Amendment No. 2.

	(f)	Subadvisory Agreement between AAMI and Aberdeen Asset Management Asia
Limited is incorporated by reference to Exhibit No. EX-99.d.6. of Post-Effective
Amendment No. 2.

	(g)	Subadvisory Agreement between AAMI and Aberdeen Asset Management Investment
Services Limited is incorporated by reference to Exhibit No. EX-99.d.7. of Post-Effective
Amendment No. 2.

7.		Underwriting Agreement between Registrant and Aberdeen Fund Distributors, LLC is incorporated by reference to Exhibit No. EX-99.e.1. of Post-Effective Amendment No. 2.

8.		Not Applicable.

9.	(a)	Global Custody Agreement between Registrant and JPMorgan Chase Bank, National
Association is incorporated by reference to Exhibit No. EX-99.g.1. of Post-Effective
Amendment No. 2.

	(b)	Mutual Fund Rider to the Global Custody Agreement between Registrant and
JPMorgan Chase bank, National Association is incorporated by reference to Exhibit EX-
99.g.2 of Post-effective Amendment No. 2.

10.	(a)	Distribution Plan is incorporated by reference to Exhibit No. EX-99.m. of Post-
Effective Amendment No. 2.

	(b)	Form of Dealer Agreement is incorporated by reference to Exhibit No. EX-99.e.2. of
Post-Effective Amendment No. 2.

	(c)	Rule 18f-3 Plan is incorporated by reference to Exhibit No. EX-99.n. of Post-Effective
Amendment No. 2.

11.		Opinion and Consent of Counsel that shares will be validly issued, fully paid and non-
assessable (Stradley Ronon Stevens & Young, LLP) is incorporated by reference to Exhibit
No. EX-99.11 of Post-Effective Amendment No. 1.

12.		Opinion and Consent of Counsel with respect to certain tax consequences (Stradley Ronon
Stevens & Young, LLP) is filed herewith as Exhibit No. EX-99.12.

13.	(a)	Fund Administration Agreement between Registrant and AAMI is incorporated by reference to Exhibit No. EX-99.h.1. of Post-Effective Amendment No. 2.

	(b)	Services Agreement between Registrant and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit No. EX-99.h.2. of Post-Effective Amendment No. 2.

(1) Amendment to Services Agreement is incorporated by reference to Exhibit EX-99.h.2.a. of Post-Effective Amendment No. 2 .

(2) Compliance Services Amendment to Service Agreement and Sub-
Administration Agreement is incorporated by reference to Exhibit EX-
99.h.2.b. of Post-Effective Amendment No. 2.

	(c)	Sub-Administration Agreement between AAMI and Citi Fund Services Ohio Inc. is incorporated by reference to Exhibit No. EX-99.h.3. of Post-Effective Amendment No. 2.

(1) Amendment to Sub-Administration Agreement is incorporated by reference to Exhibit EX-99.h.3.a. of Post-Effective Amendment No. 2.

(2) Compliance Services Amendment to Services Agreement and Sub-
Administration Agreement is incorporated by reference to Exhibit EX-
99.h.2.b. of Post-Effective Amendment No. 2.

	(d)	Administrative Services Plan is incorporated by reference to Exhibit No. EX-99.h.4. of
Post-Effective Amendment No. 2.

	(e)	Form of Servicing Agreement is incorporated by reference to Exhibit No. EX-99.h.5. of
Post-Effective Amendment No. 2.

	(f)	Expense Limitation Agreement is incorporated by reference to Exhibit No. EX-99.h.6.
of Post-Effective Amendment No. 2.

	(g)	Website Services Agreement between Registrant, AAMI and Citi Fund Services Ohio,
Inc. is incorporated by reference to Exhibit EX-99.h.7. of Post-Effective Amendment No.
2.

14.		Consent of PricewaterhouseCoopers LLP is incorporated by reference to Exhibit No.
EX-99.14 of Post-Effective Amendment No. 1.

15.		Not Applicable.

16.	(a)	Powers of Attorney are incorporated by reference to Exhibit No. EX-99.16.a of Post-
Effective Amendment No. 1.

	(b)	Certificate of Secretary is incorporated by reference to Exhibit No. EX-99.16.b of Post-
Effective Amendment No. 1.

17.	(a)	Form of Proxy Card is incorporated by reference to Exhibit No. EX-99.17.a of Post-
Effective Amendment No. 1.

	(b)	Nationwide International Series Prospectus dated February 28, 2008 with respect to
Nationwide China Opportunities Fund, Nationwide Emerging Markets Fund and
Nationwide International Growth Fund is incorporated herein by reference to the prospectuses previously filed on EDGAR, Accession No. 0001135428-08-000086.

	(c)	Nationwide Sector Series Prospectus dated February 28, 2008 with respect to
Nationwide Global Financial Services Fund, Nationwide Health Sciences Fund,
Nationwide Natural Resources Fund, Nationwide Technology and Communications Fund
and Nationwide Global Utilities Fund is incorporated herein by reference to the prospectuses previously filed on EDGAR, Accession No. 0001135428-08-000086.

(d) Nationwide Concept Series Prospectus dated February 28, 2008 with respect to Nationwide Hedged Core Equity Fund, Nationwide Market Neutral Fund and Nationwide U.S. Growth Leaders Long-Short Fund is incorporated herein by reference to the prospectuses previously filed on EDGAR, Accession No. 0001135428-08-000086.

(e) Nationwide Leadership Series Prospectus dated February 28, 2008 with respect to Nationwide Mid Cap Growth Leaders Fund, Nationwide Leaders Fund, Nationwide Small Cap Leaders Fund, Nationwide U.S. Growth Leaders Fund and Nationwide Worldwide Leaders Fund is incorporated by reference to the prospectuses previously filed on EDGAR, Accession No. 0001135428-08-000086.

(f) Nationwide Optimal Allocations Series Prospectus dated February 28, 2008 with respect to Nationwide Optimal Allocations Fund: Growth, Nationwide Optimal Allocations Fund: Moderate Growth, Nationwide Optimal Allocations Fund: Moderate, Nationwide Optimal Allocations Fund: Defensive, Nationwide Optimal Allocations Fund: Specialty is incorporated by reference to the prospectuses previously filed on EDGAR, Accession No. 0001135428-08-000110.

(g) Nationwide Core Equity Series Prospectus dated February 28, 2008 with respect to Nationwide Small Cap Fund, Nationwide Small Cap Core Fund, Nationwide Small Cap Growth Opportunities Fund and Nationwide Small Cap Value Fund is incorporated by reference to the prospectuses previously filed on EDGAR, Accession No. 0001135428-08-000086.

(h) Nationwide Core Fixed Income Series Prospectus dated February 28, 2008 with respect to Nationwide Tax-Free Income Fund Class X and Y shares, is incorporated by reference to the prospectuses previously filed on EDGAR, Accession No. 0001135428-08-000086.

(i) Nationwide Core Fixed Income Series Prospectus dated February 28, 2008 with respect to Nationwide Tax-Free Income Fund Class A, B, C, and D shares, is incorporated by reference to the prospectuses previously filed on EDGAR, Accession No. 0001135428-08-000110.

(j) Statement of Additional Information dated February 28, 2008, with respect to Nationwide Leaders Fund, Nationwide Mid Cap Growth Leaders Fund, Nationwide Small Cap Leaders Fund, Nationwide U.S. Growth Leaders Fund, Nationwide Worldwide Leaders Fund, Nationwide China Opportunities Fund, Nationwide Emerging Markets Fund, Nationwide International Growth Fund, Nationwide U.S. Growth Leaders Long-Short Fund, Nationwide Global Financial Services Fund, Nationwide Health Sciences Fund, Nationwide Natural Resources Fund, Nationwide Technology and Communications Fund, Nationwide Global Utilities Fund, Nationwide Optimal Allocations Fund: Growth, Nationwide Optimal Allocations Fund: Moderate Growth, Nationwide Optimal Allocations Fund: Moderate, Nationwide Optimal Allocations Fund: Defensive, Nationwide Optimal Allocations Fund: Specialty, Nationwide Small Cap Fund and Nationwide Tax-Free Income Fund is incorporated by reference to the Statement of Additional Information previously filed on EDGAR, Accession No. 0001135428-08-000110.

(k) Statement of Additional Information dated February 28, 2008, with respect to Nationwide Small Cap Growth Opportunities Fund and Nationwide Small Cap Value Fund is incorporated by reference to the Statement of Additional Information previously filed on EDGAR, Accession No. 0001135428-08-000110.

(l) Statement of Additional Information dated February 28, 2008, with respect to Nationwide Hedged Core Equity Fund is incorporated by reference to the Statement of Additional Information previously filed on EDGAR, Accession No. 0001135428-08-000110.

(m) Statement of Additional Information dated February 28, 2008, with respect to Nationwide Market Neutral Fund and Nationwide Small Cap Core Fund is incorporated by reference to the Statement of Additional Information previously filed on EDGAR, Accession No. 0001135428-08-000110.

(n) The audited financial statements and related report of the independent registered public accounting firm included in Nationwide Funds Annual Report to Shareholders for the fiscal year ended October 31, 2007, with respect to Nationwide Optimal Allocations Fund: Growth, Nationwide Optimal Allocations Fund: Moderate Growth, Nationwide Optimal Allocations Fund: Moderate, Nationwide Optimal Allocations Fund: Defensive and Nationwide Optimal Allocations Fund: Specialty are incorporated by reference to the Annual Report previously filed on EDGAR, Accession No. 0000893220-08-000016.

(o) The audited financial statements and related report of the independent registered public accounting firm included in Nationwide Funds Annual Report to Shareholders for the fiscal year ended October 31, 2007, with respect to Nationwide Leaders Fund, Nationwide Mid Cap Growth Leaders Fund, Nationwide Small Cap Leaders Fund, Nationwide U.S. Growth Leaders Fund, Nationwide Worldwide Leaders Fund, Nationwide China Opportunities Fund, Nationwide Emerging Markets Fund, Nationwide International Growth Fund, Nationwide U.S. Growth Leaders Long-Short Fund, Nationwide Global Financial Services Fund, Nationwide Global Health Sciences Fund, Nationwide Global Natural Resources Fund, Nationwide Global Technology and Communications Fund and Nationwide Global Utilities Fund are incorporated by reference to the Annual Report previously filed on EDGAR, Accession No. 0000893220-08-000016.

(p) The audited financial statements and related report of the independent registered public accounting firm included in Nationwide Funds Annual Report to Shareholders for the fiscal year ended October 31, 2007, with respect to Nationwide Small Cap Core Fund, Nationwide Small Cap Growth Opportunities Fund, Nationwide Small Cap Value Fund, Nationwide Hedged Core Equity Fund and Nationwide Market Neutral Fund are incorporated by reference to the Annual Report previously filed on EDGAR, Accession No. 0000893220-08-000016.

(q) The audited financial statements and related report of the independent registered public accounting firm included in Nationwide Funds Annual Report to Shareholders for the fiscal year ended October 31, 2007, with respect to Nationwide Small Cap Fund and Nationwide Tax-Free Income Fund are incorporated by reference to the Statement of Additional Information previously filed on EDGAR, Accession No. 0000893220-08-000016.

(r) Aberdeen Funds Prospectus dated February 7, 2008 (as amended March 10, 2008) with respect to Aberdeen Select Equity Fund, Aberdeen Select Mid Cap Growth Fund, Aberdeen Select Small Cap Fund, Aberdeen Select Growth Fund, Aberdeen Select Worldwide Fund, Aberdeen China Opportunities Fund, Aberdeen Developing Markets Fund, Aberdeen International Equity Fund, Aberdeen Hedged Core Equity Fund, Aberdeen Market Neutral Fund, Aberdeen Equity Long-Short Fund, Aberdeen Global Financial Services Fund, Aberdeen Health Sciences Fund, Aberdeen Natural Resources Fund, Aberdeen Technology and Communications Fund, Aberdeen Global Utilities Fund, Aberdeen Optimal Allocations Fund: Growth, Aberdeen Optimal Allocations Fund: Moderate Growth, Aberdeen Optimal Allocations Fund: Moderate, Aberdeen Optimal Allocations Fund: Defensive, Aberdeen Optimal Allocations Fund: Specialty, Aberdeen Small Cap Fund, Aberdeen Small Cap Opportunities Fund, Aberdeen Small Cap Growth Fund, Aberdeen Small Cap Value Fund and Aberdeen Tax-Free Income Fund is incorporated by reference to the Prospectus previously filed on EDGAR, Accession No. 0001421877-08-000035.

(s) Statement of Additional Information dated February 7, 2008 (as amended March 10, 2008) with respect to Aberdeen Select Equity Fund, Aberdeen Select Mid Cap Growth Fund, Aberdeen Select Small Cap Fund, Aberdeen Select Growth Fund, Aberdeen Select Worldwide Fund, Aberdeen China Opportunities Fund, Aberdeen Developing Markets Fund, Aberdeen International Equity Fund, Aberdeen Hedged Core Equity Fund, Aberdeen Market Neutral Fund, Aberdeen Equity Long-Short Fund, Aberdeen Global Financial Services Fund, Aberdeen Health Sciences Fund, Aberdeen Natural Resources Fund, Aberdeen Technology and Communications Fund, Aberdeen Global Utilities Fund, Aberdeen Optimal Allocations Fund: Growth, Aberdeen Optimal Allocations Fund: Moderate Growth, Aberdeen Optimal Allocations Fund: Moderate, Aberdeen Optimal Allocations Fund: Defensive, Aberdeen Optimal Allocations Fund: Specialty, Aberdeen Small Cap Fund, Aberdeen Small Cap Opportunities Fund, Aberdeen Small Cap Growth Fund, Aberdeen Small Cap Value Fund and Aberdeen Tax-Free Income Fund is incorporated by reference to the Statement of Additional Information previously filed on EDGAR, Accession No. 0001421877-08-000035.

Item 17.  Undertakings

1.	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

EXHIBIT LIST
EXHIBITS	EXHIBIT NO.
Opinion and Consent of Counsel with respect to certain tax consequences (Stradley Ronon Stevens & Young, LLP)	EX-99.12.

SIGNATURES

     As required by the Securities Act of 1933, as amended, (the “Securities Act”), this registration statement has been signed on behalf of the Registrant, in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 27th day of June, 2008. The Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 2 to its Registration Statement on Form N-14 under Rule 485(b) under the Securities Act.

    Aberdeen Funds
    Registrant

By: Vincent Esposito1
     Vincent Esposito
                        President of Aberdeen Funds

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date

Gary Bartlett[1]	Trustee	June 27, 2008
Gary Bartlett

Vincent Esposito[1]	President and Chief Executive	June 27, 2008
Vincent Esposito	Officer

Joseph Malone[1]	Treasurer, Chief Financial Officer	June 27, 2008
Joseph Malone	And Principal Accounting Officer

P. Gerald Malone[1]	Chairman of the Board	June 27, 2008
P. Gerald Malone

Richard H. McCoy[1]	Trustee	June 27, 2008
Richard H. McCoy

Peter D. Sacks [1]	Trustee	June 27, 2008
Peter D. Sacks

John T. Sheehy[1]	Trustee	June 27, 2008
John T. Sheehy

1 Pursuant to a power of attorney incorporated herein by reference.

Name	Title	Date

Warren C. Smith[1]	Trustee	June 27, 2008
Warren C. Smith

Jack Solan[1]	Trustee	June 27, 2008
Jack Solan

Martin Gilbert[1]	Trustee	June 27, 2008
Martin Gilbert

By:  /s/ Lucia Sitar
       Lucia Sitar
       Attorney In Fact

1 Pursuant to a power of attorney incorporated herein by reference.